Nature of the Business - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 02, 2017	Oct. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Nature Of Business [Line Items]
Net loss			$ 6,022	$ 8,211	$ 28,476	$ 15,904
Accumulated deficit			90,496		90,496		$ 62,022
Cash, cash equivalents and marketable securities on hand			$ 100,800		$ 100,800
Minimum
Nature Of Business [Line Items]
Number of months for operating plan sufficiently funded by cash resources					12 months
American Depositary Shares
Nature Of Business [Line Items]
Net proceeds after deducting underwriting discounts and commissions and estimated offering expenses	$ 77,400
American Depositary Shares | Subsequent Event
Nature Of Business [Line Items]
Net proceeds after deducting underwriting discounts and commissions and estimated offering expenses		$ 77,100
American Depositary Shares | IPO
Nature Of Business [Line Items]
Issuance of ordinary shares, shares	6,164,000
Price per share	$ 14.00
American Depositary Shares | IPO | Subsequent Event
Nature Of Business [Line Items]
Issuance of ordinary shares, shares		4,600,000